INCOME TAXES - Schedule of Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	$ (1,948)	$ (2,095)
Net Income	(6)	(9)
Other Comprehensive Income	(57)	(24)	$ (34)
Other	(146)	180
Acquisitions/Dispositions	(21)
Net deferred income tax liabilities, ending balance	(2,178)	(1,948)	(2,095)
Deferred tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	35	38
Net Income	(2)	(2)
Other Comprehensive Income	0	0
Other	3	(1)
Acquisitions/Dispositions	0
Net deferred income tax liabilities, ending balance	36	35	38
Deferred tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	(1,983)	(2,133)
Net Income	(4)	(7)
Other Comprehensive Income	(57)	(24)
Other	(149)	181
Acquisitions/Dispositions	(21)
Net deferred income tax liabilities, ending balance	$ (2,214)	$ (1,983)	$ (2,133)